Accrued Expenses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 440,234	$ 562,139
Accrued listing expenses	0	765,417
Others	659,800	894,599
Accrued Expenses	6,030,996	11,682,653
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 14)	399,959	573,897
Junket Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 4,531,003	$ 8,886,601